Expense Example - FidelitySeriesHighIncomeFund-PRO - FidelitySeriesHighIncomeFund-PRO - Fidelity Series High Income Fund - Fidelity Series High Income Fund	Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 15
3 years	48
5 years	85
10 years	$ 192